Summary Prospectus

Turner Spectrum Fund

• Institutional Class (TSPEX)

• Investor Class (TSPCX)

January 31, 2010, as amended May 25, 2010, June 11, 2010, September 13, 2010 and
December 14, 2010

Before you invest, you may want to review the Fund's prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund's prospectus. statement of additional information and other information about the Fund online at www.turnerinvestments.com/fundinfo. You can also get this information at no cost by calling 1.800.224.6312, by sending an e-mail request to prospectusrequest@turnerinvestments.com or by asking any financial advisor, bank or broker-dealer who offers shares of the Fund. The Fund's current statutory prospectus and statement of additional information, both dated January 31, 2010, as supplemented, are incorporated by reference into this summary prospectus.

Ticker Symbol — TSPEX – Institutional Class

Ticker Symbol — TSPCX – Investor Class

CUSIP — 900297664 – Institutional Class / 900297656 – Investor Class

Fund Number — 3311 – Institutional Class / 3310 – Investor Class

Investment Objective

The Turner Spectrum Fund seeks capital appreciation through allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares	Investor Class Shares
Investment Advisory Fees	1.50%	1.50%
Distribution (12b-1) Fees	None	None
Total Other Expenses	0.97%[1]	1.22%[1]
Shareholder Servicing Fee	None	0.25%[2]
Acquired Funds Fees and Expenses	0.03%[3]	0.03%[3]
Total Annual Fund Operating Expenses	2.50%	2.75%
Fee Waivers and Expense Reimbursements	(0.55)%[4]	(0.55)%[4]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	1.95%	2.20%

1  Total Other Expenses are based on estimated amounts for the current fiscal year, and include dividends and interest on securities that the Fund sells short ("short-sale dividends and interest"). Short-sale dividends and interest are treated as an expense, and increase the Fund's total expense ratio.

2  The "Shareholder Servicing Fee" is included as part of the Fund's "Total Other Expenses" and is presented here for information purposes only.

3  Includes the expenses of acquired funds in which the Fund invests (e.g., available cash that is temporarily invested in money market funds). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

4  Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through January 31, 2011. Turner may discontinue this arrangement at any time after January 31, 2011.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated above and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

	1 Year	3 Years
Turner Spectrum Fund — Institutional Class Shares	$198	$726
Turner Spectrum Fund — Investor Class Shares	$223	$801

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 663% of the average value of its portfolio.

Principal Strategy

The Fund seeks to achieve its investment objective by allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

The Fund invests its assets utilizing the following seven Investment Strategies: (1) Global Consumer; (2) Long/Short Equity; (3) Global Financial Services; (4) Global Medical Sciences; (5) Select Opportunities; (6) Market Neutral; and (7) Titan. Although the weightings of each Investment Strategy will vary, it is the Adviser's current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 14.3% of its assets to each Investment Strategy.

Effective January 1, 2011, the Fund will add an eighth Investment Strategy, the Global Resources and Infrastructure Strategy. As of this date, it is the Adviser's intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 12.5% of its assets to each Investment Strategy.

The investment approach and process for each Investment Strategy is as follows:

For each Investment Strategy, security selection is not based on company size, but rather on an assessment of a company's prospects. Investments are selected by using a combination of quantitative and fundamental research and analysis.

The Global Consumer Strategy invests primarily in stocks of companies engaged in the consumer discretionary sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. The Global Consumer Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the consumer discretionary sector. Investments may also be made in other sectors of the equity markets. The Global Consumer Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Long/Short Equity Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Long/Short Equity Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Long/Short Equity Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors. The Long/Short Equity Strategy typically holds between 15 and 75 securities long and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Financial Services Strategy invests primarily in stocks of companies engaged in the financial services sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. The Global Financial Services Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the financial services industry. Investments may also be made in other sectors of the equity markets. The Global Financial Services Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Medical Sciences Strategy invests primarily in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. The Global Medical Sciences Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. Investments may also be made in other sectors of the equity markets. The Global Medical Sciences Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Select Opportunities Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Select Opportunities Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Select Opportunities Strategy's holdings may generally range from small companies with over $100 million in market capitalization at

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the time of purchase to larger, established firms in a variety of industries and sectors. Investments may also be made in other sectors of the equity markets. The Select Opportunities Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Market Neutral Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Market Neutral Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Market Neutral's holdings may generally range from small companies with over $500 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors. The Market Neutral Strategy typically holds between 20 and 30 securities long and between 20 and 30 securities short, with a typical allocation generally resulting in a market neutral net exposure, although there can be no assurance that will be the case.

The Titan Strategy invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Titan Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Titan Strategy's holdings will be global and diversified. The Titan Strategy typically holds between 20 and 60 securities long and between 20 and 60 securities short, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy's net assets, although there can be no assurance that will be the case.

Effective January 1, 2011, the Fund will utilize the Global Resources and Infrastructure Strategy. The Global Resources and Infrastructure Strategy invests in stocks of companies in the resource and infrastructure industries using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Global Resources and Infrastructure Strategy's holdings generally may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in areas such as energy, industrials, and natural resources. The Global Resources and Infrastructure Strategy typically holds between 25 and 125 securities long and between 15 and 100 securities short, with a typical allocation resulting in a net long exposure, although there can be no assurance that will be the case.

The Investment Strategies may utilize short sales and options. They may also invest in exchange traded funds ("ETFs").

The Fund may buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with health care-related companies. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with financial services companies. Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level. In addition, profitability of companies in the financial services sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. Businesses in the financial services sector often operate with substantial financial leverage.

Effective January 1, 2011, the Fund is subject to the risks associated with resource-related companies. Companies in the natural resource sector may be significantly impacted by worldwide energy prices, limits on exploration and changes to production spending. These companies are also affected by governmental regulation, world events and global economic conditions. Companies in the natural resource sector can also be adversely affected by volatility in the commodities markets, changes in exchange rates, imposition of import controls and increased competition. Additional risks for companies in the natural resource sector may arise from depletion of resources, labor strife or the rise of new technologies. Finally, companies in the natural resource sector may be adversely affected by changes to environmental laws and regulations and may be at risk for environmental damage claims.

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Effective January 1, 2011, the Fund is subject to the risks associated with infrastructure-related companies. Many infrastructure companies are subject to governmental oversight and regulation. This oversight and regulation often imposes earnings caps on the companies and requires increases in the companies' rates to be approved by an oversight agency. Most infrastructure projects are also highly leveraged and can be significantly impacted by changes in interest rates or the availability of debt financing. Additionally, infrastructure companies may subject themselves to foreign exchange risk by seeking debt financing in currencies other than their own. Finally, the growth in planned infrastructure development has led to a shortage of qualified project managers and firms. This shortage may cause the Fund to invest in companies with less experienced managers than would otherwise be the case.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The smaller and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller and medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. The Fund may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund is subject to risks associated with the use of options, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund is also subject to taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section and in the Financial Highlights in the prospectus.

Performance Information

The Fund commenced operations on May 7, 2009 and does not have a full calendar year of performance. Therefore, no performance returns are presented.

Investment Adviser

Turner Investment Partners, Inc. ("Turner" or the "Adviser") serves as the investment adviser to the Spectrum Fund. For more information about the Adviser, please see Investments and Portfolio Management in the prospectus.

Portfolio Managers

The Global Consumer Strategy is managed by the Consumer sector team and lead portfolio manager Jason D. Schrotberger, CFA. The Long/Short Equity Strategy is managed by the Long/Short Equity team led by Christopher K. McHugh, CFA. The Global Financial Services Strategy is managed by the Financial Services sector team and lead portfolio manager David Honold. The Global Medical Sciences Strategy is managed by the Healthcare sector team and lead portfolio manager Vijay Shankaran, MD, PhD. The Select Opportunities Strategy is managed by the Select Opportunities team led by Frank Sustersic, CFA. The Market Neutral Strategy is managed by the Market Neutral team led by Robert E. Turner, CFA.

Robert E. Turner, CFA, Chairman and Chief Investment Officer and Christopher K. McHugh, CFA, Senior Portfolio Manager/Security Analyst, cofounded Turner in 1990. David Honold, Portfolio Manager/Security Analyst, joined Turner in 2005. Jason D. Schrotberger, CFA, Portfolio Manager/Security Analyst – Consumer Sector, joined Turner in 2001. Vijay Shankaran, MD, PhD, Security Analyst/Portfolio Manager joined Turner in 2006. Frank Sustersic, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 1994.

The Titan Strategy is managed by the Titan team led by Christopher E. Baggini, CFA. Christopher E. Baggini, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 2010.

The Global Resources and Infrastructure Strategy will be managed by the Global Resources and Infrastructure team led by Donald W. Smith, CFA. Mr. Smith joined Turner in 2003.

Purchase and Sale of Fund Shares

Investors may purchase and redeem fund shares by phone, mail, wire or online, or through the Systematic Investment/Withdrawal Plan, on any day

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that the New York Stock Exchange ("NYSE") is open for business, between 9:00 a.m. and 4:00 p.m.

By Phone, Wire or through a Systematic Plan: contact a Turner Funds' representative at 1-800-224-6312

By Mail: write to Turner Funds at: P.O. Box 219805, Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

Minimum Initial Investments

•  In general, the Fund's minimum initial investment is $100,000 for Institutional Class Shares and $2,500 for Investor Class Shares;

•  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class Shares.

Minimum Subsequent Investments

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares by phone, mail, wire or online; and

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares through the Systematic Investment Plan.

For more information about the purchase and sale of Fund shares, please see Purchasing, Selling and Exchanging Shares of the Turner Funds in the prospectus.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

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